SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE (Details) (Parenthetical) - $ / shares		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Options, exercise price		$ 0.14	$ 0.13	$ 0.08	$ 0.13
Option 2 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price	[1]	0.10
Option 2 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price				0.24
Option 2 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price				0.10
Option 3 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price	[2]	$ 0.10
Option 3 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price				0.21
Option 3 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options, exercise price				$ 0.10

[1]	Options repriced from $0.24 to $0.10 during the year ended December 31, 2020
[2]	Options repriced from $0.21 to $0.10 during the year ended December 31, 2020